RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative)				12 Months Ended
		Oct. 15, 2024 USD ($)	Jan. 05, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Oct. 15, 2024 CNY (¥)	Feb. 22, 2024 USD ($)	Feb. 22, 2024 CNY (¥)	Jan. 05, 2024 CNY (¥)	Oct. 17, 2022 USD ($)	Oct. 17, 2022 CNY (¥)
Related Party Transaction [Line Items]
Other receivable net current				$ 17,486
Proceeds from short term debt				314,731	315,090	$ 321,834
Shaozhang Lin [Member]
Related Party Transaction [Line Items]
Other receivable net current	[1]			17,486
Promissory Note [Member] | Baiyan [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount		$ 1,424,989					¥ 10,000,000				$ 712,494	¥ 5,000,000
Debt instrument maturity date		Apr. 17, 2025
Proceeds from short term debt					793,706
Promissory Note [Member] | Jinhou Sun [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount											$ 712,494	¥ 5,000,000
Debt instrument maturity date		Apr. 17, 2025
Proceeds from short term debt					164,586
Promissory Note [Member] | Shaozhang Lin [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 712,494							¥ 5,000,000
Debt instrument maturity date			Jan. 05, 2026
Proceeds from short term debt					43,890
Promissory Note [Member] | Shengkai [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount								$ 142,499	¥ 1,000,000
Proceeds from short term debt					$ 64,937
Shaozhang Lin [Member]
Related Party Transaction [Line Items]
Other receivable net current				$ 17,260

[1]	Shaozhang Lin is the legal representative of the Company.